Inventories (Tables)	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventories	Inventories consist of:

	2014	2013
Raw materials and supplies	$914	$947
Work-in-process	241	273
Finished goods	362	339
Tooling and engineering	1,240	1,078

	$2,757	$2,637